Label	Element	Value
KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
KRANE SHARES TRUST

Supplement dated January 13, 2021 to the currently effective Summary Prospectus, Statutory
Prospectus and Statement of Additional Information as each may be supplemented, for the Funds

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2020.

In addition, effective April 1, 2021, all references to KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF are replaced with KraneShares China Credit Index ETF (“China Credit Index ETF”) and all references to KBND where it refers to the China Credit Index ETF are deleted.

Supplement Closing [Text Block]	ck0001547576_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.